Law Offices of Michael H. Freedman, PLLC
                                11 Bayside Avenue
                            New York, New York 11050
                               Tel (516) 767-1697
                               Fax (516) 767-1631
                          Email: mfreedman@mhffirm.com


                                                              June 14, 2006

Via EDGAR and Federal Express
----------------------------------
Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549-0303
Attn: Mark P. Shuman

                              Re:   Premier Alliance Group, Inc.
                                    Registration Statement on Form SB-2/A
                                    Filed on May 5, 2006
                                    Commission File No. 333-132282

Dear Mr. Shuman:

      We acknowledge receipt of the letter of comment dated June 1, 2006 from the Staff (the "Comment Letter") with regard to the above-referenced matter. We have reviewed the Comment Letter with Premier Alliance Group, Inc. and provide the following in response on the Company's behalf. Unless otherwise indicated, the page references below refer to the marked version of Amendment No. 2 to the Registration Statement on Form SB-2 (the "Registration Statement") filed on the date hereof. The responses are numbered to coincide with the numbering of the comments in the Comment Letter. Capitalized terms used herein and not separately defined have the meanings given to them in the Registration Statement.

General

1. The Company's financial information has been updated by incorporating unaudited financial statements for the quarter ended March 31, 2006.

Cover Page

2. The text under the heading "Determination of Offering Price" on page 8 has been revised to delete any reference to the Company setting a specific offering price. The cover page has also been revised to state the manner in which the price will be established.

Cautionary Statement Concerning Forward-Looking Information

3. The forward-looking cautionary statement has been relocated to appear immediately following the "Risk Factors" on page 7.

4. All references to Section 27A of the Securities Act and Section 21E of the Exchange Act have been removed from the forward-looking cautionary statement.

Risk Factors, page 4

5. The references to "documents incorporated by reference" and "other filings" have been removed from the Risk Factors introductory paragraph.

6. The reference to unknown or immaterial risks has also been removed.

7. The first Risk Factor has been revised to provide quantitative information regarding the significant decrease in business.

8. The first Risk Factor has been revised to provide that it is management's belief that "technology services in general has significantly decreased."

Selling Stockholders, page 9

9. Based on the Staff's comments 19 and 20 from the Staff's letter dated April 7, 2006, the Company has determined that it would be more economical and efficient to remove a group of the Company's selling securityholders, namely the former shareholders and creditors of The Continuum Group. This group of shareholders holds an aggregate of 14,128 shares of common stock. The Company has no information concerning these shareholders, and the burden to retrieve the information required by the Staff would be onerous and time consuming. Further, many of these shareholders hold only nominal amounts of shares. Since these shareholders have held their shares for over two years and are not, and have never been, affiliates or promoters of the Company, Rule 144(k) will be available to them for any sales. As a result, the Company does not believe these shareholders are being treated unfairly. We have provided a schedule attached hereto which lists the selling securityholders removed from Amendment No. 1 to the Registration Statement.

         In response to comment 19 from the Staff's previous letter, the Company has provided information for legal entities as to who has sole or shared voting and dispositive power.

         In response to comment 20, to the best of the Company's knowledge, none of the selling stockholders is a registered broker-dealer, or an affiliate of a registered broker-dealer.

Off-Balance Sheet Arrangements

10. The Company has been informed that Financial Accounting Standards Board
(FASB) Statement of Financial Accounting Standards (SFAS) No. 129 requires disclosure of the total accrual and per share accrual for dividends, which the Company has disclosed. As indicated on page 21 and F22, the dividend is not recorded on the financial statements until it is declared.

Business

11. Pursuant to the Staff's comments, additional information has been provided on page 24 regarding the Company's major customer.

Management

12. Mr. Elliott's capacity as CEO, CFO, and President has been disclosed on page 27.

Summary Compensation

13. The Summary Compensation Table has been revised to report employer contributions under 401(k) in the "all other compensation" column.

14. The flexible premium life policies are retained by the Company, premiums are paid by the Company, and the Company is the beneficiary. The individual executives that are insured have no arrangement or understanding, formal or informal, that they have or will receive an interest in any cash surrender value under the policy. Accordingly, pursuant to Regulation S-B Item 402
(b)(2)(v)(1)(E), the premiums are not required to be included in the summary compensation table for each executive.

Financial Statements

15. The Revenue Recognition section on page F17 has been revised pursuant to the Staff's comments.

Recent Sales of Unregistered Securities

16. Page II-2 has been expanded to provide the number and type of Old Premier shareholders that received shares in the merger. Also, the section explains that these former Old Premier shareholders were all accredited investors with access to information about the Company and merger; also, that the exchange was not a public offering and no solicitation or commission was involved.

Signatures

17. The signatures have been conformed to signify the principal financial officer.


         The Staff is invited to contact the undersigned with any comments or questions it may have. Thank you for your patience and cooperation.


                                                     Very truly yours,

                                                     /s/ Michael H. Freedman

                     Removed Selling Securityholder Schedule

                                            Securities Owned            Securities Offered (1)          Securities
                                            Prior to Offering      --------------------------------    Owned After
                                                                                    % of Ownership     Offering (2)
Name of Selling Securityholder                 Common Stock        Common Stock       Offered (3)      Common Stock
------------------------------                 ------------        ------------     ---------------    ------------
Constance R Abrams (5)                              3                    3                 *                 0
AFM-EPW (5)                                         7                    7                 *                 0
Airborne Express (5)                                23                  23                 *                 0
Airborne Express (5)                                62                  62                 *                 0
Rober Alrod (5)                                     7                    7                 *                 0
Robert Alrod (5)                                    8                    8                 *                 0
A-Mar Business Systems Inc (5)                      3                    3                 *                 0
AT&T Credit Corporation (5)                        341                  341                *                 0
AT&T (5)                                            82                  82                 *                 0
Automatic Data Processing (5)                       7                    7                 *                 0
Bell Atlantic (5)                                   16                  16                 *                 0
Bentley One Ltd (5)                                254                  254                *                 0
Alfred K Berg (5)                                   3                    3                 *                 0
Bin (5)                                             4                    4                 *                 0
Ronald Birnbaum (5)                                 6                    6                 *                 0
Stanley Blum (5)                                    1                    1                 *                 0
Bowne Publishing (5)                                3                    3                 *                 0
Simon T Brack (5)                                   61                  61                 *                 0
Robert Bresee (5)                                   4                    4                 *                 0
Wagner Bucci (5)                                    14                  14                 *                 0
Susan Burman (5)                                    4                    4                 *                 0
Burrelle's (5)                                      23                  23                 *                 0
Frank Cacopardo (5)                                 4                    4                 *                 0
Cass Communications Inc (5)                         43                  43                 *                 0
C&C Duplicators Inc (5)                             1                    1                 *                 0
Cellular One (5)                                    10                  10                 *                 0
Central Cranford Associates (5)                    287                  287                *                 0
Chelsea Music Service Inc (5)                       68                  68                 *                 0
J Harwood Cochrane (5)                              23                  23                 *                 0
Seymour Cohen (5)                                   6                    6                 *                 0
Commercial Graphics (5)                             1                    1                 *                 0
CPF Premium Funding Inc (5)                        157                  157                *                 0
Cranford Sunoco Servicenter (5)                     8                    8                 *                 0
DB Soft Inc (5)                                     13                  13                 *                 0
Camille Desantis & (5)                              2                    2                 *                 0
Dick Charles Recording Service Inc (5)              9                    9                 *                 0
Niko Dimitrov (5)                                  185                  185                *                 0
Lawrence S Dolin (5)                                33                  33                 *                 0
Duncan Elder & Gravity Limited (5)                 995                  995                *                 0
Elizabethtown Gas Co (5)                            6                    6                 *                 0
Elizabethtown Water Co (5)                          1                    1                 *                 0
Bina Ellen (5)                                      20                  20                 *                 0
Ronna Ellen (5)                                     14                  14                 *                 0

                                            Securities Owned            Securities Offered (1)          Securities
                                            Prior to Offering      --------------------------------    Owned After
                                                                                    % of Ownership     Offering (2)
Name of Selling Securityholder                 Common Stock        Common Stock       Offered (3)      Common Stock
------------------------------                 ------------        ------------     ---------------    ------------

Falcon Supply (5)                                   1                    1                 *                 0
Federal Express (5)                                 22                  22                 *                 0
Joseph J Ferrara (5)                                19                  19                 *                 0
Steven Flesher &
  Vicki J. Flesher, JT TEN (5)                      1                    1                 *                 0
Harry Fox Agency (5)                              2,563                2,563               *                 0
Beverly R Frankel (5)                               1                    1                 *                 0
Evelyn K Freeman & Maxwell M
  Freeman, JTTEN (5)                                1                    1                 *                 0
Gavin Report (5)                                    3                    3                 *                 0
Paul Gavzy & Ellen Gavzy, JTTEN (5)                 1                    1                 *                 0
Clarence A George (5)                               1                    1                 *                 0
Gary Glatter (5)                                    4                    4                 *                 0
GMAC (5)                                            16                  16                 *                 0
The Guardian (5)                                    43                  43                 *                 0
The Guardian Life Ins Co of America (5)             43                  43                 *                 0
John W Henry (5)                                    20                  20                 *                 0
Highlanding (5)                                     5                    5                 *                 0
Highlanding Inc (5)                                 81                  81                 *                 0
Highveld Foundation (5)                             58                  58                 *                 0
Helene H Hospodar (5)                               1                    1                 *                 0
Dept of the Treasury (5)                            3                    3                 *                 0
Intruder Alert Security & Fire Inc (5)              2                    2                 *                 0
Gerald Josephson (5)                               420                  420                *                 0
Robert Josephson (5)                                12                  12                 *                 0
Helen V Kee (5)                                     1                    1                 *                 0
John Kee & Jessica Kee JTTEN (5)                    1                    1                 *                 0
Fred A Keenan Cust Susan M. Keenan (5)              1                    1                 *                 0
Seung Hyun Kim (5)                                  4                    4                 *                 0
Robert Klein (5)                                   462                  462                *                 0
Jack Krinick (5)                                    58                  58                 *                 0
Cliff Lane (5)                                      4                    4                 *                 0
Steven Levine (5)                                   4                    4                 *                 0
John B Livelli (5)                                 175                  175                *                 0
Joseph D Livelli Cust                                                                      *
  Kevin Joseph Livelli (5)                          1                    1                                   0
Michael Benedict Livelli (5)                        1                    1                 *                 0
Lombard Odier & Cie (5)                             1                    1                 *                 0
Eng-Chye Low (5)                                    4                    4                 *                 0
Anthony Magurne (5)                                 8                    8                 *                 0
Ronald W Mazza Cust
  Michael Mazza (5)                                 1                    1                 *                 0
Merobal Holdings Inc (5)                            58                  58                 *                 0
Alexander Miller (5)                              1,071                1,071               *                 0

                                            Securities Owned            Securities Offered (1)          Securities
                                            Prior to Offering      --------------------------------    Owned After
                                                                                    % of Ownership     Offering (2)
Name of Selling Securityholder                 Common Stock        Common Stock       Offered (3)      Common Stock
------------------------------                 ------------        ------------     ---------------    ------------
Mitlolia Holdings Ltd (5)                           10                  10                 *                 0
Frederick J Moore Cust
  Joseph Kearns Moore (5)                           1                    1                 *                 0
Morgan Stanley & Co Incorporated (5)                1                    1                 *                 0
George Morgan (5)                                   3                    3                 *                 0
NARM (5)                                            4                    4                 *                 0
John Negri & Helene Negri JTTEN (5)                 7                    7                 *                 0
Northern Union Club Company (5)                     29                  29                 *                 0
Olshan Grundman Frome &
  Rosenzweig as Escrow Agent for
  Simon T. Brack (5)                               214                  214                *                 0
Eli Oxenhorn (5)                                    18                  18                 *                 0
Robert C Pettersen (5)                              1                    1                 *                 0
Photo Dynamics Color Lab
  Service Inc (5)                                   2                    2                 *                 0
Pine Hill Limited (5)                               58                  58                 *                 0
Pinglick Holdings Inc (5)                          122                  122                *                 0
Joel A Pinsky (5)                                   13                  13                 *                 0
Pitney Bowes Credit Corp (5)                       130                  130                *                 0
Poland Spring (5)                                   2                    2                 *                 0
Mark Potter &
  Catherine Potter  JTTEN (5)                       2                    2                 *                 0
Prime Group Ltd (5)                                 4                    4                 *                 0
Princeton Computer Support (5)                      4                    4                 *                 0
Public Service Electric &
  Gas Company (5)                                   6                    6                 *                 0
Barry Rapkowski (5)                                 12                  12                 *                 0
Ronald Rappold (5)                                  2                    2                 *                 0
Charles Retcho (5)                                  3                    3                 *                 0
Ulrich Reud (5)                                    116                  116                *                 0
Jonathan Robinson (5)                               6                    6                 *                 0
Irwin Schechter (5)                                 12                  12                 *                 0
Hortense Schneider (5)                              3                    3                 *                 0
Joseph Scioscia (5)                                 9                    9                 *                 0
77 Bleecker Street Corp (5)                         31                  31                 *                 0
Cynthia Singer (5)                                  2                    2                 *                 0
Marvin Singer (5)                                   13                  13                 *                 0
Societe Bancaire Julius Baer (5)                   231                  231                *                 0
Michael Sofia (5)                                   12                  12                 *                 0
Staples Inc (5)                                     9                    9                 *                 0
Rionas Stiftung (5)                                173                  173                *                 0
Stryker Tams & Dill (5)                             6                    6                 *                 0
Suburban Cablevision (5)                            2                    2                 *                 0
Jay Thalheim (5)                                    3                    3                 *                 0
TOV Industrial Products (5)                         12                  12                 *                 0
TSI Graphics Inc (5)                                43                  43                 *                 0

                                            Securities Owned            Securities Offered (1)          Securities
                                            Prior to Offering      --------------------------------    Owned After
                                                                                    % of Ownership     Offering (2)
Name of Selling Securityholder                 Common Stock        Common Stock       Offered (3)      Common Stock
------------------------------                 ------------        ------------     ---------------    ------------
2829932 Canada Inc (5)                              12                  12                 *                 0
Uni Distribution Corp (5)                         2,533                2,533               *                 0
United Parcel Service (5)                           3                    3                 *                 0
Weaver Associates (5)                              145                  145                *                 0
Weaver Associates Printing (5)                     205                  205                *                 0
John Weaver &
  Cheryl Weaver JTTEN (5)                           10                  10                 *                 0
Richard Weinman (5)                                 6                    6                 *                 0
Michael Weisman (5)                                 6                    6                 *                 0
Andy Wettstein (5)                                  81                  81                 *                 0
Louraine Wilborn (5)                                16                  16                 *                 0

Jeffrey Zemel (5)                                   12                  12                 *                 0

Hd Brous & Co Inc (5)                               1                    1                 *                 0

Sigismond Clerc (5)                                 12                  12                 *                 0
Continental Stock Transfer Corp (5)                 92                  92                 *                 0
Arnold Cooper Tr (5)                                5                    5                 *                 0
Earlybirdcapital Inc (5)                            14                  14                 *                 0
Mortenson & Assocs PC (5)                          561                  561                *                 0
Kip Petroff Pc (5)                                  80                  80                 *                 0
Rubenstein Public Relations Inc (5)                 44                  44                 *                 0
Douglas Schenendorf (5)                             4                    4                 *                 0
Daniel S Shapiro (5)                                2                    2                 *                 0
Alan Silverman (5)                                  12                  12                 *                 0
Harrison Weaver (5)                                664                  664                *                 0
Harrison L Weaver (5)                              274                  274                *                 0
Jeffrey Zemel (5)                                   5                    5                 *                 0